Average Annual Total Returns		12 Months Ended	19 Months Ended	31 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.34%		15.58%
AllianzIM U.S. Equity Buffer10 Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.34%		15.58%
AllianzIM U.S. Equity Buffer10 Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		12.18%
AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.02%		11.83%
AllianzIM U.S. Equity Buffer20 Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.02%		11.83%
AllianzIM U.S. Equity Buffer20 Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%		9.20%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	9.55%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	9.55%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	7.32%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	13.03%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	13.03%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	10.01%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%		21.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%		21.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(2)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%	17.82%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(3)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%	17.82%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.